Intangible assets (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment of intangible assets	$ 4,971	$ 1,423
Minimum [Member]
IfrsStatementLineItems [Line Items]
Post-tax discount rate	13.80%
Maximum [Member]
IfrsStatementLineItems [Line Items]
Post-tax discount rate	15.30%
Brand transition expenses
IfrsStatementLineItems [Line Items]
Cash flow forecast period	49 years 6 months
Impairment of intangible assets	$ 4,971
Brand transition expenses | F Y Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Sales growth	0.10%
Brand transition expenses | F Y Two Thousand Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Sales growth	8.10%
Brand transition expenses | F Y Two Thousand Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Sales growth	5.00%
Brand transition expenses | F Y Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Sales growth	4.00%
Brand transition expenses | F Y Two Thousand Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Sales growth	3.00%
Brand transition expenses | F Y Two Thousand Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Sales growth	3.00%
Brand transition expenses | F Y Two Thousand Twenty Two And F Y Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Net margin	33.00%
Ebitda Margin	3.70%
Brand transition expenses | F Y Two Thousand Twenty Two And F Y Two Thousand Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Net margin	38.90%
Ebitda Margin	13.40%
Brand transition expenses | Beyond Year 5 [Member]
IfrsStatementLineItems [Line Items]
Long term sales growth rate	2.00%
U S Brands [Member]
IfrsStatementLineItems [Line Items]
Cash flow forecast period	5 years 6 months	5 years